Commitments and Contingencies - Charter Hire Receivable (Table) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
December 31, 2022	$ 573,189
December 31, 2023	503,819
December 31, 2024	341,800
December 31, 2025	129,092
Thereafter	78,439
[custom:OperatingLeasesFutureMinimumPaymentsReceivable1-0]	$ 1,626,339